SUBSEQUENT EVENTS (Details) - $ / shares			1 Months Ended
	Jan. 27, 2022	Jan. 01, 2022	Feb. 28, 2022	Feb. 23, 2021	Jan. 24, 2020
Subsequent Event [Line Items]
Purchase price					$ 1.807011
2021 Plan
Subsequent Event [Line Items]
Percentage of outstanding shares				4.00%
Subsequent events
Subsequent Event [Line Items]
Issuance of common stock (in shares)	1,000,000
Purchase price	$ 2.00
Issuance of common shares to vendor (in shares)			12,500
Subsequent events | 2021 Plan
Subsequent Event [Line Items]
Number of shares increased		1,022,172
Percentage of outstanding shares		4.00%
Reserved for future issuance		3,297,172